Non-controlling Interest in Subsidiaries (Details Narrative) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Series G Convertible Preferred Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock Redeemed or Called During Period, Shares	459,286
Mare Success S.A. [Member] | Tsakos Energy Navigation Limited and Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership		51.00%
Mare Success S.A. [Member] | Polaris Oil Shipping Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership		49.00%
Flopec [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of revenue generated by single charterer		8.70%	5.60%	7.60%
Shyris Shipping [Member] | Series G Convertible Preferred Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock Redeemed or Called During Period, Shares			250,000	2,155,714
Shyris Shipping [Member] | Series B Cumulative Redeemable Perpetual Preferred Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock Redeemed or Called During Period, Shares		2,038,841
Preferred shares issued			2,038,841	2,288,841
Shyris Shipping [Member] | Tsakos Energy Navigation Limited and Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership		100.00%